Operating (loss) / profit	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Operating (loss) / profit
6. Operating (loss) / profit
Operating (loss) / profit for the year / period is stated after charging / (crediting):

	Year ended 31 December 2022 £m	Year ended 31 December 2021 £m	Six months ended 31 December 2020 £m	Year ended 30 June 2020 £m
Cost of inventories recognized as an expense	60.6	63.5	30.7	56.2
Write down of inventories recognized as an expense	3.6	3.8	1.6	2.8
UK R&D tax credits	(2.0)	(2.5)	(0.7)	(1.5)
Movements arising on financial instruments at fair value through profit or loss	0.2	—	(0.4)	—
Other net foreign exchange differences (including cash flow hedge movements reclassified from other comprehensive income)	0.1	(0.8)	1.6	(0.6)

Auditor’s remuneration comprised the following:

	Year ended 31 December 2022 £000	Year ended 31 December 2021 £000	Six months ended 31 December 2020 £000	Year ended 30 June 2020 £000
Audit services
—Group and parent company	805	646	426	279
—Subsidiary companies pursuant to legislation	12	12	—	8
—Assurance services in respect of controls work for US compliance	—	—	—	200

Total audit fees	817	658	426	487
Audit related assurance services
—Interim review	69	87	63	22
—Attestation under s404 of Sarbanes-Oxley Act 2002 and audit of 20-F filing	568	535	—	—
—Services in respect of the Group’s US listing	—	—	653	76
—Other	30	35	—	—
Total assurance-related fees	667	657	716	98
Other services	—	6	—	1

Total auditor remuneration	1,484	1,321	1,142	586
Fees in respect of controls work for US compliance relate to additional controls work required to comply with the US Public Company Accounting Oversight Board (PCAOB).

Audit related assurance services in respect of the Group’s secondary listing in the US, which was completed in October 2020, relate to work on documents required for the US Securities and Exchange Commission (SEC). This includes the Attestation of the Group’s internal control framework under s404 of the Sarbanes-Oxley Act 2002 and other related services.